GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	1 Months Ended
Jan. 21, 2014
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

NOTE 12:-    GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows  ASC 280, "Segment Reporting."  Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2014, 2013 and 2012 and long-lived assets as of December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013	2012
Revenue from sales to customers:

Israel	$212	$260	$242
Europe	12,155	3,289	-

Total revenue	$12,367	$3,549	$242

	December 31,
	2014	2013
Long-lived assets:

Israel	$1,217	$567
United States	1,513	641

Total long-lived assets	$2,730	$1,208

	Year ended December 31,
	2014	2013	2012
Sales to a single customer exceeding 10%:

Customer A	98%	93%	100%